FAIR VALUE MEASUREMENTS - Schedule of Key Inputs into the Black-Scholes model for the Private Warrants (Details)		6 Months Ended	12 Months Ended
	Feb. 09, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Sep. 30, 2024 $ / shares
FAIR VALUE MEASUREMENTS
Effective expiration date		Feb. 09, 2029	Feb. 09, 2029	Feb. 09, 2029
Non-redemption agreement liability shares (in Shares) | shares		235,180
Non-redemption of common stock shares (in Shares) | shares		235,180
Warrants reclassified as permanent equity at total value | $	$ 1,606,279	$ 1,606,279
Market price of public shares
FAIR VALUE MEASUREMENTS
Private warrants | $ / shares		1.04	6.2	10.05	0.21
Risk-free rate
FAIR VALUE MEASUREMENTS
Private warrants		0.0427	0.0377	0.0391	0.0352
Dividend yield
FAIR VALUE MEASUREMENTS
Private warrants		0	0	0	0
Volatility
FAIR VALUE MEASUREMENTS
Private warrants		0.587	0.12	0.026	0.874
Probability of a business combination
FAIR VALUE MEASUREMENTS
Private warrants		1	1	0.045
Exercise price
FAIR VALUE MEASUREMENTS
Private warrants | $ / shares		11.5	11.5	11.5	11.5